INITIAL PUBLIC OFFERING	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CIK 0001846136 Riverview Acquisition Corp
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).

Certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company’s management (the “Anchor Investors”) purchased up to 2,490,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit. There can be no assurance as to the amount of such Units the Anchor Investors will retain, if any, prior to or upon the consummation of a Business Combination (see Note 5 for sale of founder shares to Anchor investors).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).

Certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company’s management (the “Anchor Investors”) purchased 2,490,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit. There can be no assurance as to the amount of such Units the Anchor Investors will retain, if any, prior to or upon the consummation of a Business Combination (see Note 5 for sale of founder shares to Anchor investors).